Accounts Payable to Suppliers and Accrued Expenses	12 Months Ended
Dec. 31, 2023
Accounts Payable to Suppliers and Accrued Expenses [Abstract]
Accounts Payable to Suppliers and Accrued Expenses
15.	Accounts payable to suppliers and accrued expenses

Trade accounts payables to the Group’s suppliers principally comprise amounts outstanding for trade purchases, raw material, and ongoing costs.

The average payment period to Betterware’s suppliers is 4 months mainly for its commercial purchases and to JAFRA’s suppliers is 30 days for the commercial area and 90 days for the manufacturing area, without interest for all Group. The Group has financial risk management policies (see note 21) to ensure that all accounts payable are paid within the previously agreed credit terms.

The Company has established financing programs for suppliers, through which they can discount their documents with different financial institutions (paying the financial cost). The balance payable derived from these programs is recognized within the suppliers account in the consolidated statement of financial position since this program does not substantially modify the original terms and conditions. The balance payable discounted by suppliers as of December 31, 2023, 2022 and 2021 amounts to Ps.861,828, Ps.584,872 and Ps.1,237,913, respectively. The Company does not expect significant impacts from the improvements to IFRS 7 effective as of January 1, 2024.

The Group’s accrued expenses mainly comprise outstanding payment amounts (retention of income taxes and VAT) and social security’s contributions (IMSS, SAR and INFONAVIT) expenses among other accrued expenses.